FINANCIAL INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivatives
Schedule of the fair value of the interest rate cap and interest rate swap liabilities
The fair values of our interest rate derivatives were as follows (in thousands):

r	Significant Other Observable Inputs (Level 2)
	Fair Value Measurement as of
	March 31, 2015	December 31, 2014
Current interest rate derivative assets	$13	$27
Non-current interest rate derivative assets	$10	$27
Current interest rate derivative (liabilities)	$(202)	$(175)
Non-current interest rate derivative (liabilities)	$(37)	$(39)
Total interest rate derivatives	$(216)	$(160)

Our interest rate swap position was as follows (in thousands):

				Estimated Fair Value
Notional Amount	Fixed Rate	Effective Date	Maturity Date	December 31, 2014
$140,000	0.327%	June 30, 2014	June 30, 2015	$(97)
50,000	1.198%	September 30, 2014	June 30, 2016	(59)
50,000	1.196%	September 30, 2014	June 30, 2016	(58)
				$(214)

In December 2014, we entered into an interest rate cap contract for $20.0 million notional value, effective December 31, 2014, with a maturity date of December 31, 2016. The contract effectively caps our LIBOR-based interest rate on that portion of debt at 1.5%. We did not designate the interest rate cap as a hedging instrument for accounting purposes, and as a result, changes in the fair value are recognized in interest expense immediately.

The fair value of our interest rate derivative transactions is determined based on a discounted cash flow method using contractual terms of the transactions. The floating coupon rate is based on observable rates consistent with the frequency of the interest cash flows.

The fair values of our interest rate derivative transactions were as follows (in thousands):

	Significant Other Observable Inputs (Level 2)
	Fair Value Measurement as of
	December 31, 2014	December 31, 2013
Current interest rate derivative assets	$27	$—
Non-current interest rate derivative assets	$27	$—
Current interest rate derivative (liabilities)	$(175)	$(263)
Non-current interest rate derivative (liabilities)	$(39)	$—
Total interest rate derivatives	$(160)	$(263)

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss) [Table Text Block]
The effect of the interest rate swap designated as a cash flow hedge in our statements of changes in partners’ capital and comprehensive loss was as follows (in thousands):

	Three Months Ended March 31,
	2015	2014
Change in value recognized in other comprehensive loss - effective portion	$—	$(11)
Loss reclassified from accumulated other comprehensive loss to interest expense	—	115

Schedule of cash flow hedges effect on partners' capital and comprehensive income (loss)
The effect of the interest rate swap designated as a cash flow hedge in our statements of changes in partners’ capital and members’ equity and comprehensive loss was as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Change in value recognized in other comprehensive loss - effective portion	$(11)	$(148)	$(745)
Loss reclassified from accumulated other comprehensive loss to interest expense	$221	$415	$268

Schedule of amounts recognized in the statement of operations
The effect of offsetting on our balance sheets was as follows (in thousands):

	March 31, 2015		December 31, 2014
	Other Current Assets	Other Current Liabilities	Other Current Assets	Other Current Liabilities
Gross amounts of recognized assets (liabilities)	$—	$—	$112	$—
Gross amounts offset on the balance sheets	—	—	—	—
Net amount	$—	$—	$112	$—
The realized and unrealized gain/loss on these derivatives, recognized in revenues in our statements of operations, was as follows (in thousands):

	Three Months Ended March 31,
	2015	2014
Realized gain (loss) on commodity swap derivatives	$125	$(1,169)
Unrealized gain (loss) on commodity swap derivatives	(111)	44

Schedule of offsetting assets and liabilities
The effect of offsetting on our balance sheets were as follows (in thousands):

	December 31, 2014		December 31, 2013
	Other Current Assets	Other Current Liabilities	Other Current Assets	Other Current Liabilities

Gross amounts of recognized assets (liabilities)	$112	$—	$140	$(20)
Gross amounts offset on the balance sheets	—	—	(20)	20
Net amount	112	—	120	—

Schedule of Interest Rate Derivatives [Table Text Block]

These interest rate swaps are not designated as cash flow hedges and as a result, changes in the fair value of the interest rate swaps are recognized in interest expense immediately. Our interest rate swap position was as follows (in thousands):

				Estimated Fair Value
Notional Amount	Fixed Rate	Effective Date	Maturity Date	March 31, 2015
$140,000	0.327%	June 30, 2014	June 30, 2015	$(51)
50,000	1.198%	September 30, 2014	June 30, 2016	(94)
50,000	1.196%	September 30, 2014	June 30, 2016	(94)
				$(239)

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
The realized and unrealized amounts recognized in interest expense associated with derivatives that are not designated as hedging instruments were as follows (in thousands):

	Three Months Ended March 31,
	2015	2014
Unrealized loss on interest rate derivatives	$56	$12
Realized loss on interest rate derivatives	104	27

Interest rate cap contract
Derivatives
Schedule of amounts recognized in the statement of operations
The realized and unrealized amounts recognized in interest expense associated with derivatives that are not designated as hedging instruments were as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Unrealized loss on interest rate derivatives	$160	$—	$141
Realized loss on interest rate derivatives	$316	$108	$82

Commodity Swaps
Derivatives
Schedule of amounts recognized in the statement of operations
The realized and unrealized gain/loss on these derivatives, recognized in revenues in our statements of operations, were as follows (in thousands):

	Year ended December 31,
	2014	2013	2012
Realized (loss) gain on commodity swap derivatives	$347	$(659)	$(12)
Unrealized (loss) gain on commodity swap derivatives	(8)	120	—